Right-of-use asset and lease liability	12 Months Ended
Aug. 31, 2025
Right-of-use Asset And Lease Liability
Right-of-use asset and lease liability

10. Right-of-use asset and lease liability

The Company leases all of its office premises in Ontario and British Columbia, Canada under non-cancellable operating lease arrangements accounted for under ASC 842 — Leases.

Ontario Offices

The Company’s head office premises in Ontario comprise approximately 4,894 square feet under a lease that was extended to January 1, 2030. In addition, during fiscal 2024 the Company acquired 8,368 square feet of adjacent space from the same landlord, with the new lease also expiring on January 1, 2030. The combined total area occupied in Ontario is 13,262 square feet.

For purposes of measuring the related lease liability and right-of-use asset under ASC 842, the Company applied an incremental borrowing rate (“IBR”) of 6%, which reflects the Company’s estimated cost of borrowing on a secured basis over a similar term.

British Columbia Office (Lease Surrender)

On May 29, 2023, the Company entered into a lease for 1,454 square feet of office space located at Unit 601 – 2950 Glen Drive, Coquitlam, British Columbia, for a five-year term commencing August 1, 2023 and originally expiring July 31, 2028.

Subsequently, pursuant to a Lease Surrender Agreement with the landlord (RPMG Holdings Ltd.) dated August 21, 2025, the Company agreed to surrender and terminate the lease effective July 31, 2025. Under the terms of the agreement, the Company paid a surrender fee of $24,875 plus GST, and the security deposit was forfeited to the landlord in full settlement of all obligations under the lease.

Lease Surrender Agreement

The surrender resulted in a derecognition (“deletion”) of the associated right-of-use asset and corresponding lease liability in fiscal 2025, with no material gain or loss recognized.

The following schedule shows the movement in the Company’s right-of-use asset:

Right-of-use asset

Cost
Balance, August 31, 2023	$1,177,721
Translation adjustment	(42,737)
Balance, August 31, 2024	1,134,984
Derecognition of asset	(139,723)
Translation adjustment	(28,716)
Balance, August 31, 2025	$966,545

The right-of-use asset is being depreciated on a straight-line basis over the remaining lease term.

Accumulated Depreciation
Balance, August 31, 2023	$217,344
Depreciation	134,508
Translation adjustment	(45,542)
Balance, August 30, 2024	$306,310
Depreciation	187,048
Derecognition of asset	(54,337)
Translation adjustment	(2,639)
Balance, August 31, 2025	$436,382

Carrying Amount
August 31, 2025	$530,163
August 31, 2024	$828,674

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2025 and 2024

(Expressed in US Dollars)

10. Right-of-use asset and lease liability (continued)

The following schedule shows the movement in the Company’s lease liability during the year:

	August 31, 2025	August 31, 2024

Balance, beginning of year	$977,107	$1,107,961
Derecognition of lease	(85,151)	-
Interest Expense	51,431	62,604
Lease payments	(206,185)	(196,703)
Translation Adjustment	(37,242)	3,245
Balance, end of year	$699,959	$977,107

Current	138,859	161,508
Non-Current	561,100	815,599
	$699,959	$977,107

The following table provides a maturity analysis of the Company’s lease liability. The amounts disclosed in the maturity analysis are the contractual undiscounted cash flows before deducting interest or finance charges:

2026	175,823
2027	175,756
2028	186,840
2029	194,757
2030	81,149
$814,325

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2025 and 2024

(Expressed in US Dollars)